Accrued Expenses and Other Current Liabilities	10 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Accrued expenses and other current liabilities

Note 6 — Accrued expenses and other current liabilities

December 31, 2021
Accrued license fees	$2,055,687
Accrued bonuses and related employees compensation expenses	1,419,137
Accrued legal fees	930,354
Accrued consultant and other fees	113,133
Total	$4,518,311